Organization and Description of Business Operations	12 Months Ended
Dec. 31, 2024
Liminatus Pharma, LLC
Business Combination [Line Items]
Organization and Description of Business Operations

Note 1. Organization and Description of Business Operations

Liminatus Pharma, LLC (“Liminatus” or the “Company”) was formed by issuing member units to Consonatus, Inc. (the “Initial Member”), which is controlled by Chris Kim, the Chief Executive Officer (“CEO”) of the Company, on April 12, 2018 under the laws of Delaware. Liminatus is a pre-clinical stage, single-asset biopharmaceutical company. Liminatus is developing novel cancer therapies that exploit the body’s immune system. The Company’s clinical candidate is a humanized anti CD47 monoclonal antibody. The next generation CD47 checkpoint inhibitor’s (code name: IBA101) initial indication is expected to be patients with advanced solid cancers including non-small cell lung cancer.

The Company is subject to the uncertainty of whether the Company’s intellectual property will develop into successful commercial products.

Going Concern, Liquidity and Capital Resources

The Company has incurred operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company has an accumulated deficit of $28.7 million as of December 31, 2024 and a loss from operations of $3.3 million and a net loss of $3.5 million for the year ended December 31, 2024. To date, the Company has been funded by issuing Class A and Class B member units and debt financing. As of December 31, 2024, the Company has approximately $56,000 of cash.

The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months after the financial statements are issued. The Company’s cash requirements include, but are not limited to, research and development costs, license fees and working capital requirements. Due to these cash requirements, the Company does not believe that it will have sufficient cash to fund operations for one year after the date that the accompanying financial statements are issued.

The Company intends to raise additional cash through equity financings, debt financings or other arrangements to fund operations; however, there can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued member units may contain senior rights and preferences compared to currently outstanding ordinary shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to members. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.

The Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the accompanying financial statements are issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Proposed Business Combination

On November 30, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Iris Acquisition Corp. (“Iris”), a Cayman Islands publicly traded special purpose acquisition company, whereby all of the Company’s member units would be exchanged by Iris for 25,000,000 ordinary shares of Iris with an aggregate equity value of $250 million (the “Iris Business Combination”). On June 1, 2023, the Company entered into an amendment to extend the outside date (date at which both parties are able to terminate without penalty) to September 30, 2023. On August 14, 2023, the Company entered into a second amendment to extend the outside date to March 9, 2024. On March 9, 2024, the Company entered into a third amendment to the Business Combination Agreement extending the outside date to July 31, 2024. On July 19, 2024, the Company entered into a fourth amendment to the Business Combination Agreement extending the outside date to September 3, 2024. On August 16, 2024, the Company entered into a fifth amendment to the Business Combination Agreement extending the outside date to December 31, 2024. On October 23, 2024, the Company entered into a sixth amendment to the Business Combination Agreement to, among other things, reduce the enterprise value associated with the Company to $175 million. The Iris Business Combination would result in gross proceeds to the Company of at least $15 million from equity subscriptions unrelated to the Iris Business Combination if the Iris Business Combination

is completed in accordance with the current terms of the agreement. On December 26, 2024, the Company entered into a seventh amendment to the Business Combination Agreement extending the outside date to June 30, 2025.

Pursuant to the Business Combination Agreement, on April 30, 2025, in sequential order: (a) Liminatus Pharma Merger Sub, Inc., a Delaware corporation (“Liminatus Merger Sub”) merged with and into Liminatus, with Liminatus continuing as the surviving company and a wholly owned subsidiary of Iris Parent Holding Corp., a Delaware corporation (“ParentCo”) (referred to herein as the “Liminatus Merger”) and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub, Inc., a Delaware corporation (“SPAC Merger Sub”) merged with and into Iris (referred to herein as the “SPAC Merger,” together with the Liminatus Merger (the “Mergers”)), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of ParentCo.